Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
2018	$ 13,121
2019	2,523
2020	1,815
2021	1,273
2022	878
2023 and thereafter	232
Total	$ 19,842	$ 18,662	$ 19,001